INTEREST-BEARING LIABILITIES -Schedule of interest-bearing liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 502.2	$ 507.8
Liquidity risk
INTEREST-BEARING LIABILITIES
Financial Liabilities	2,477.1	6,661.2
Liquidity risk | Loans from financial institutions
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 2,018.9	$ 2,154.4
Liquidity risk | Loans from financial institutions | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates	6.75%	7.65%
Liquidity risk | Loans from financial institutions | Short term | Minimum
INTEREST-BEARING LIABILITIES
Nominal interest rates	8.58%	6.68%
Liquidity risk | Loans from financial institutions | Short term | Maximum
INTEREST-BEARING LIABILITIES
Nominal interest rates	8.58%	8.10%
Liquidity risk | Loans from related parties
INTEREST-BEARING LIABILITIES
Financial Liabilities		$ 4,077.0
Liquidity risk | Loans from related parties | Long term
INTEREST-BEARING LIABILITIES
Nominal interest rates		5.68%
Liquidity risk | Loans from related parties | Short term
INTEREST-BEARING LIABILITIES
Nominal interest rates		8.20%
Liquidity risk | Lease liabilities
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 431.5	$ 339.8
Nominal interest rates	5.56%	5.24%
Liquidity risk | Other interest-bearing liabilities
INTEREST-BEARING LIABILITIES
Financial Liabilities	$ 26.7	$ 90.0
Nominal interest rates	5.53%	7.86%